UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2001.

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


 /S/ Henry H. Hopkins        Baltimore, Maryland        February 20, 2002
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 52,013

List of Other Included Managers: NONE













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                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COMM STK         018581108     3854   256900 SH       SOLE          190600        0    66300
CNF TRANSPORTATION INC         COMM STK         12612W104     3689   130600 SH       SOLE           30600        0   100000
CALIFORNIA MICRO DEVICES       COMM STK         130439102     1213   172000 SH       SOLE               0        0   172000
FRONTIER AIRLINES NEW          COMM STK         359065109      613    50000 SH       SOLE               0        0    50000
MERCURY GENERAL CORP NEW       COMM STK         589400100     5022   143600 SH       SOLE            4100        0   139500
OHIO CASUALTY CORP             COMM STK         677240103     3375   260600 SH       SOLE           45400        0   215200
OPENWAVE SYSTEMS INC           COMM STK         683718100    29525   850874 SH       SOLE          229074        0   621800
SONIC INNOVATIONS              COMM STK         83545M109     2754   427000 SH       SOLE               0        0   427000
VERISITY LTD                   COMM STK         M97385112     1968   123000 SH       SOLE           72500        0    50500

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